Note 12 - Stockholders' Equity (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Foreign currency translation adjustments	$12,855	$3,317
Pension and postretirement benefit plans, net of tax	1,784	(33,908)
Foreign currency hedges - derivative valuation, net of tax	100	217
Avaialble for sale securities, net of tax	40	104
Accumulated other comprehensive income (loss)	$14,779	$(30,270)

Schedule of Stockholders Equity [Table Text Block]
Successor

	Preferred Stock		Common Stock
	Shares	Amount	Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total Stockholders' Equity	Non- controlling interest	Total equity

Balance at December 31, 2013	2,000,000	$-	103,571,941	$-	$1,212,038	$(194,222)	$14,779	$1,032,595	$96,021	$1,128,616
Impact of Domestication	-	20	-	1,016	(1,036)	-	-	-	-	-
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014	-	-	3,959	-	44	-	-	44	-	44
Exercise of warrants for 14,992,950 common shares @ $11.50 per share	-	-	14,992,950	150	172,269	-	-	172,419	-	172,419
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement	-	-	1,670,386	16	18,358	-	-	18,374	-	18,374
Net (loss) income	-	-	-	-	-	(7,417)	-	(7,417)	1,469	(5,948)
Foreign currency translation adjustments	-	-	-	-	-	-	(9,276)	(9,276)	(5)	(9,281)
Pension and postretirement plans, tax benefit of $11	-	-	-	-	-	-	11	11	-	11
Derivatives valuation, net of tax expense of $11	-	-	-	-	-	-	4	4	-	4
Unrealized gain on available for sale equity securities, net of tax benefit of $18	-	-	-	-	-	-	(34)	(34)	-	(34)
Dividend paid to non-controlling interest partner	-	-	-	-	-	-	-	-	(174)	(174)
Balance at March 31, 2014	2,000,000	$20	120,239,236	$1,182	$1,401,673	$(201,639)	$5,484	$1,206,720	$97,311	$1,304,031

Predecessor
	Series A Preferred Shares	Common Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Treasury Stock	Total Stockholders' Equity	Non- controlling interest	Total equity (deficit)
Balance at December 31, 2012	$525,027	$50,000	$2,318	$(273,086)	$(30,270)	$(1,264)	$272,725	$(288)	$272,437
Net income	-	-	-	15,248	-	-	15,248	89	15,337
Equity compensation	-	-	39	-	-	-	39	-	39
Accrual of paid in kind dividend on cumulative preferred shares	11,794	-	-	(11,794)	-	-	-	-	-
Foreign currency translation adjustments	-	-	-	-	(16,524)	-	(16,524)	(32)	(16,556)
Derivatives valuation, net of tax benefit of $273	-	-	-	-	(507)	-	(507)	-	(507)
Unrealized loss on available for sale equity securities, net of tax expense of $51	-	-	-	-	94	-	94	-	94
Dividend paid to non-controlling interest partner	-	-	-	-	-	-	-	(173)	(173)
Contribution from non-controlling interest	-	-	-	-	-	-	-	17	17
Balance at March 31, 2013	$536,821	$50,000	$2,357	$(269,632)	$(47,207)	$(1,264)	$271,075	$(387)	$270,688